Document and Entity Information	Dec. 20, 2023
Cover [Abstract]
Entity Registrant Name	Six Flags Entertainment Corp
Amendment Flag	false
Entity Central Index Key	0000701374
Document Type	8-K
Document Period End Date	Dec. 20, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-13703
Entity Tax Identification Number	13-3995059
Entity Address, Address Line One	1000 Ballpark Way
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	(972)
Local Phone Number	595-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.025 par value per share
Trading Symbol	SIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false